Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning the compensation actually paid to our Chief Executive Officer, who is our principal executive officer (“PEO”), and the average compensation actually paid to our other non-PEO
NEOs
(“Non-PEO
NEOs”), as well as certain financial performance measures of our company. The amounts shown for “compensation actually paid” have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received by any of our named executive officers. The table includes adjustments as described in the footnotes and also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income (loss) and our company-selected measure, which is Gross Merchandise Sales (“GMS”). Our IPO occurred in September 2025, and we do not present information for years prior to when we became a public reporting company. The information contained in this “Pay Versus Performance” section will not be incorporated into any of our filings under the Securities Act or the Exchange Act, except to the extent we specifically incorporate such information by reference therein.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income (Loss) ($)	GMS ($) (4)
							(in thousands)
2025	4,526,281	(574,965,865)	5,440,189	(77,107,417)	61.50	105.61	(1,905,934)	9,160,547

(1)
Amounts represent compensation actually paid to our PEO, Eric H. Baker, and the average compensation actually paid to our Non-PEO NEOs, Connie James, Nayaab Islam, Artem Yegorov and Mark Streams, for 2025. Compensation actually paid to our NEOs represents the “T ot
al” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(760,377)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	231,610
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	116,792
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(529,547,946)	(61,430,375)

	2025
Adjustments	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(32,132,616)	(20,330,257)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(17,811,584)	(374,999)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	(579,492,146)	(82,547,606)

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards (excluding any market-based awards), the same valuation methodology as RSU awards above except that the year-end
values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period; and (iv) for stock options, a Black-Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award, and in all cases based on volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For fiscal year 2024, certain RSU and stock option awards held by our NEOs contained performance-based vesting conditions requiring the occurrence of a qualifying liquidity event, including a qualified initial public offering. Because the Company’s IPO was not consummated until September 2025, these performance conditions were not considered probable of achievement as of December 31, 2024 under ASC 718, and accordingly no stock-based compensation expense was recognized with respect to such awards during fiscal year 2024. The fair values of these awards reflected in the table above and the related adjustments from fiscal year 2024 have been determined assuming the subsequent satisfaction of the liquidity event condition upon the Company’s IPO in September 2025. For additional information on the assumptions used to calculate the valuation of the awards, see the notes to our consolidated financial statements attached to our Annual Report on
Form 10-K
for the fiscal year ended December 31, 2025, filed with the SEC on March 5, 2026.

(3)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 IT Index, which we also use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on
Form 10-K
for the fiscal year ended December 31, 2025, filed with the SEC on March 5, 2026. This column assumes $100 was invested in this peer group on September 17, 2025 (the date our Class A Common Stock commenced trading on the NYSE).

(4)
GMS represents the total dollar value paid by buyers for ticket transactions and fulfillment. GMS includes fees we charge buyers and sellers that can vary by transaction, as well as the net proceeds we remit to sellers. Our definition of GMS does not include applicable sales, value-added and other indirect taxes, shipping costs and the impact of discounts and coupons as well as event cancellations or expected cancellations after the initial transaction on our platform.

Company Selected Measure Name	GMS
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 IT Index, which we also use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on
Form 10-K
for the fiscal year ended December 31, 2025, filed with the SEC on March 5, 2026. This column assumes $100 was invested in this peer group on September 17, 2025 (the date our Class A Common Stock commenced trading on the NYSE).
PEO Total Compensation Amount	$ 4,526,281
PEO Actually Paid Compensation Amount	$ (574,965,865)
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our PEO, Eric H. Baker, and the average compensation actually paid to our Non-PEO NEOs, Connie James, Nayaab Islam, Artem Yegorov and Mark Streams, for 2025. Compensation actually paid to our NEOs represents the “T ot
al” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(760,377)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	231,610
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	116,792
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(529,547,946)	(61,430,375)

	2025
Adjustments	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(32,132,616)	(20,330,257)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(17,811,584)	(374,999)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	(579,492,146)	(82,547,606)

Non-PEO NEO Average Total Compensation Amount	$ 5,440,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ (77,107,417)
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our PEO, Eric H. Baker, and the average compensation actually paid to our Non-PEO NEOs, Connie James, Nayaab Islam, Artem Yegorov and Mark Streams, for 2025. Compensation actually paid to our NEOs represents the “T ot
al” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(760,377)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	231,610
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	116,792
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(529,547,946)	(61,430,375)

	2025
Adjustments	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(32,132,616)	(20,330,257)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(17,811,584)	(374,999)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	(579,492,146)	(82,547,606)

Tabular List, Table
Key Performance Measures
The following is an unranked list of financial performance measures that we consider the most important for linking company performance and compensation actually paid to our NEOs for the fiscal year ended December 31, 2025: GMS, Adjusted EBITDA and Free Cash Flow.

Total Shareholder Return Amount	$ 61.5
Peer Group Total Shareholder Return Amount	105.61
Net Income (Loss)	$ (1,905,934,000)
Company Selected Measure Amount	9,160,547,000
PEO Name	Eric H. Baker
Measure:: 1
Pay vs Performance Disclosure
Name	GMS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (579,492,146)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(529,547,946)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,132,616)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,811,584)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,547,606)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,377)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,610
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,430,375)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,792
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,330,257)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,999)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0